Significant Accounting Policies - Description of Business (Details)		12 Months Ended
	Dec. 16, 2015 state clinic pharmacy	Dec. 31, 2017 segment state clinic pharmacy store item	Dec. 31, 2015 item
Segment reporting information
Number of reportable segments | segment		3
Pharmacy Services Segment
Segment reporting information
Number of pharmacies (more than 68,000)		68,000
Number of chain pharmacies		41,000
Number of independent pharmacies		27,000
Number of conditions for integrated disease management | item		18
Centers of excellence for infusion and enteral services | item		3
Number of states pharmacies operated | state		42
Pharmacy Services Segment | Specialty stores
Segment reporting information
Number of pharmacies (more than 68,000)		23
Pharmacy Services Segment | Specialty mail order
Segment reporting information
Number of pharmacies (more than 68,000)		18
Pharmacy Services Segment | Mail service
Segment reporting information
Number of pharmacies (more than 68,000)		4
Pharmacy Services Segment | Infusion and Enteral Branches
Segment reporting information
Number of infusion and enteral branches | item		83
Pharmacy Services Segment | Ambulatory Infusion Suites
Segment reporting information
Number of infusion and enteral branches | item		73
Retail/LTC Segment
Segment reporting information
Number of states pharmacies operated | state		49
Number of large business acquisitions | item			2
Number of drugstores | store		9,803
Number of on-site pharmacies		37
Number of LTC spoke pharmacies | store		145
Number of LTC hub pharmacies | store		30
Retail/LTC Segment | MinuteClinic
Segment reporting information
Number of drugstores | clinic		1,134
Retail/LTC Segment | Minute Clinic Within C V S Pharmacy Stores
Segment reporting information
Number of drugstores | clinic		1,129
Retail/LTC Segment | Pharmacy
Segment reporting information
Number of drugstores | store		8,060
Target Pharmacy Acquisition
Segment reporting information
Number of states pharmacies operated | state	47
Number of pharmacies acquired	1,672
Number of clinics acquired | clinic	79
Target Pharmacy Acquisition | Retail/LTC Segment
Segment reporting information
Number of pharmacies acquired	1,672	1,695
Number of clinics acquired | clinic	79